Regulatory Developments	6 Months Ended
Jun. 30, 2021
Regulated Operations [Abstract]
Regulatory Developments	REGULATORY DEVELOPMENTS
Regulation of the Corporation's utilities is generally consistent with that disclosed in Note 2 of the Corporation's annual audited consolidated financial statements ("2020 Annual Financial Statements"). A summary of significant regulatory developments year-to-date 2021 follows.

ITC
Transmission Incentives: In April 2021, the Federal Energy Regulatory Commission ("FERC") issued a supplemental notice of proposed rulemaking ("NOPR") on transmission incentives modifying the proposal in the initial NOPR released in March 2020. The supplemental NOPR proposes to eliminate the 50-basis point regional transmission organization ("RTO") return on common equity ("ROE") incentive adder for existing RTO members that have been members longer than three years, like ITC. In June 2021, ITC filed its comments on the supplemental NOPR supporting the continuation of the ROE incentive adder for RTO members. The timeline for FERC to issue a final rule in this proceeding as well as the likely outcome and potential impacts to Fortis cannot be determined at this time.

Central Hudson
General Rate Application: In August 2020, Central Hudson filed a rate application with the New York State Public Service Commission ("PSC") requesting an increase in electric and natural gas delivery revenue of $44 million and $19 million, respectively, effective July 1, 2021. In January 2021, Central Hudson filed a notice of impending settlement negotiations and negotiations began in February 2021. An order from the PSC is expected in 2021.

COVID-19 Proceeding: The generic proceeding initiated by the PSC in June 2020 to identify and address the financial effects of the novel coronavirus ("COVID-19") pandemic and any associated cost recovery is ongoing. The potential impacts of this proceeding are unknown at this time.

FortisBC Energy and FortisBC Electric
Generic Cost of Capital ("GCOC") Proceeding: In January 2021, the British Columbia Utilities Commission announced the initiation of a GCOC proceeding including a review of the common equity component of capital structure and the allowed ROE. The scope and timeline of the proceeding continues to evolve and the effective date of any change in the cost of capital is unknown at this time.

FortisAlberta
GCOC Proceeding: In March 2021, the Alberta Utilities Commission ("AUC") concluded the 2022 GCOC proceeding and extended the existing allowed ROE of 8.5% using a 37% equity component of capital structure through 2022. The Office of the Utilities Consumer Advocate ("UCA") has filed an application seeking permission to appeal the decision to the Alberta Court of Appeal. The Office of the UCA also filed an application with the AUC in April 2021 and a decision on whether the AUC will review, and potentially vary, its 2022 GCOC decision is expected in the third quarter of 2021.

2023 Generic Cost of Service ("COS") Application: The final year of FortisAlberta's second PBR term is 2022. In June 2021, the AUC issued a decision confirming the approach to be adopted by Alberta distribution utilities for the COS rebasing year in 2023. FortisAlberta is required to file its 2023 COS application in the fourth quarter of 2021.

Third Performance-Based Rate-Setting ("PBR") Term: In July 2021, the AUC issued a decision confirming that Alberta distribution utilities will be subject to a third PBR term commencing in 2024 with going-in rates based on the 2023 COS rebasing. The AUC also initiated a new proceeding to consider the design of the third PBR term. FortisAlberta will submit comments with respect to the design of the third PBR term in 2022 and a decision from the AUC is expected in 2023.

Independent System Operator Tariff Proceeding: In April 2021, the AUC issued a decision confirming that distribution facility owners, such as FortisAlberta, will no longer be permitted to earn a return on contributions made to the Alberta Electric System Operator on a prospective basis from the date of the decision. Contributions made prior to that date are not impacted. This decision is not expected to have a material financial impact on the Corporation.